General (Additional Information) (Q2) (Details) $ in Millions		6 Months Ended	12 Months Ended
	Sep. 13, 2023	Jun. 28, 2024 USD ($) segment1	Dec. 31, 2023 USD ($) segment1	Dec. 31, 2022 USD ($)
Class of Stock [Line Items]
Number of segments reported | segment1		2	2
Cash and equivalents | $		$ 1,043	$ 762	$ 0
Common stock | Veralto Corporation
Class of Stock [Line Items]
Shares of common stock of new entity received by shareholder for number of shares held on date of record	0.3333